SAVINGS PLAN MASTER TRUST	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Master Trust [Line Items]
SAVINGS PLAN MASTER TRUST	SAVINGS PLAN MASTER TRUST
The Program’s investment assets are held in the Savings Plan Master Trust, a tax-exempt collective trust described in IRS Revenue Ruling 81-100. The Program’s share of the Savings Plan Master Trust’s net assets and investment activities is based upon the total of each individual participant’s share of the Savings Plan Master Trust. There were no transfers in or out of Level 3 during 2025 or 2024.

The major classes of investments of the Savings Plan Master Trust and the Program's interest in the Savings Plan Master Trust as of December 31, 2025 were as follows:

(Dollars in Thousands)	Level 1	Level 2	Level 3	Master Trust Total	Program's Interest in Master Trust
Mutual Funds	$645,028	$—	$—	$645,028	$582,257
Bristol-Myers Squibb Company Stock	488,202	—	—	488,202	466,530
Money Market Funds	347,141	—	—	347,141	339,128
Self-Directed Brokerage Accounts	563,112	36,546	—	599,658	586,978
Total	$2,043,483	$36,546	$—	2,080,029	1,974,893

Investments Measured at Net Asset Value(a):
Common Collective Trusts				10,525,923	10,319,987
Net Assets, at Fair Value				12,605,952	12,294,880
Net Assets, at Contract Value (Note 6)				295,677	290,421
Total Net Assets				$12,901,629	$12,585,301

The major classes of investments of the Savings Plan Master Trust and the Program's interest in the Savings Plan Master Trust as of December 31, 2024 were as follows:

(Dollars in Thousands)	Level 1	Level 2	Level 3	Master Trust Total	Program's Interest in Master Trust
Mutual Funds	$617,761	$—	$—	$617,761	$559,639
Bristol-Myers Squibb Company Stock	554,933	—	—	554,933	530,957
Money Market Funds	330,035	—	—	330,035	321,825
Self-Directed Brokerage Accounts	460,217	37,755	—	497,972	488,094
Total	$1,962,946	$37,755	$—	2,000,701	1,900,515

Investments Measured at Net Asset Value(a):
Common Collective Trusts				9,317,512	9,125,332
Net Assets, at Fair Value				11,318,213	11,025,847
Net Assets, at Contract Value (Note 6)				359,134	351,955
Total Net Assets				$11,677,347	$11,377,802

(a)    In accordance with ASC Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

Certain of the Program’s money market funds, mutual funds, self-directed brokerage accounts and CCTs include funds that are a party-in-interest to the Program, which are further described in "Note 8 - Exempt Party-In-Interest Transactions."
The total net investment income of the Savings Plan Master Trust for the year ended December 31, 2025 was as follows:

(Dollars in Thousands)
Net investment income
Interest income	$40,821
Dividend income	39,835
Net appreciation in fair value of investments	1,825,628
Total net investment income	$1,906,284

Program's share of net investment income in the Savings Plan Master Trust	$1,862,792